Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 107,200	SFr 140,700
Offsetting	(100,900)	(130,000)
of which counterparty netting	(83,000)	(103,200)
of which cash collateral netting	(17,900)	(26,800)
Total net derivatives subject to enforceable master netting agreements	6,300	10,700
Total derivatives not subject to enforceable master netting agreements	4,300	6,800
Total net derivatives presented in the consolidated balance sheets	10,600	17,500
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	32,200	26,000
Securities sold under repurchase agreements, offsetting	(16,600)	(7,900)
Securities sold under repurchase agreements, net	15,600	18,100
Securities lending transactions, gross	15,400	16,600
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	15,400	16,600
Obligation to return securities received as collateral, at fair value, gross	14,700	49,900
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	14,700	49,900
Total subject to enforceable master netting agreements, gross	62,300	92,500
Total subject to enforceable master netting agreements, offsetting	(16,600)	(7,900)
Total subject to enforceable master netting agreements, net	45,700	84,600
Total not subject to enforceable master netting agreements	4,600	3,100
Total, gross	66,900	95,600
Total, net	50,300	87,700
of which reported at fair value	13,213	13,594
Amounts not offset in the consolidated balance sheets
Derivatives, net	6,300	10,700
Derivatives, financial instruments	1,300	2,200
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	5,000	8,500
Securities sold under repurchase agreements, net	15,600	18,100
Securities sold under repurchase agreements, financial instruments	15,500	18,100
Securities sold under repurchase agreements, cash collateral received/pledged	100	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	15,400	16,600
Securities lending transactions, financial instruments	15,300	16,300
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	100	300
Obligation to return securities received as collateral, at fair value, net	14,700	49,900
Obligation to return securities received as collateral, financial instruments	13,000	43,400
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	1,700	6,500
Total financial liabilities subject to enforceable master netting agreements, net	52,000	95,300
Total financial liabilities subject to enforceable master netting agreements, financial instruments	45,100	80,000
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	100	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	6,800	15,300
Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	10,600	17,500
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	0
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(16,600)	(7,900)
Total, gross	51,900	44,800
Total, net	35,300	36,900
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	15,000	50,800
Total, net	15,000	50,800
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,600	5,500
Offsetting	(5,300)	(5,400)
Total net derivatives subject to enforceable master netting agreements	300	100
Amounts not offset in the consolidated balance sheets
Derivatives, net	300	100
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	80,100	114,100
Offsetting	(74,600)	(104,300)
Total net derivatives subject to enforceable master netting agreements	5,500	9,800
Amounts not offset in the consolidated balance sheets
Derivatives, net	5,500	9,800
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,500	21,100
Offsetting	(21,000)	(20,300)
Total net derivatives subject to enforceable master netting agreements	500	800
Amounts not offset in the consolidated balance sheets
Derivatives, net	500	800
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	44,300	70,900
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,000	4,600
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	40,300	65,700
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	600
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	22,200	27,900
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	22,000	27,700
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	34,400	35,500
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,000	15,100
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,400	20,400
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,700	5,600
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,400	700
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,300	4,900
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600	800
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	500	700
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	100
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	107,200	140,800
Offsetting	(100,900)	(130,100)
of which counterparty netting	(83,000)	(103,200)
of which cash collateral netting	(17,900)	(26,900)
Total net derivatives subject to enforceable master netting agreements	6,300	10,700
Total derivatives not subject to enforceable master netting agreements	4,300	6,800
Total net derivatives presented in the consolidated balance sheets	10,600	17,500
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	32,300	26,100
Securities sold under repurchase agreements, offsetting	(16,600)	(7,900)
Securities sold under repurchase agreements, net	15,700	18,200
Securities lending transactions, gross	15,400	16,600
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	15,400	16,600
Obligation to return securities received as collateral, at fair value, gross	14,700	49,900
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	14,700	49,900
Total subject to enforceable master netting agreements, gross	62,400	92,600
Total subject to enforceable master netting agreements, offsetting	(16,600)	(7,900)
Total subject to enforceable master netting agreements, net	45,800	84,700
Total not subject to enforceable master netting agreements	4,600	3,100
Total, gross	67,000	95,700
Total, net	50,400	87,800
of which reported at fair value	13,307	13,688
Amounts not offset in the consolidated balance sheets
Derivatives, net	6,300	10,700
Derivatives, financial instruments	1,300	2,200
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	5,000	8,500
Securities sold under repurchase agreements, net	15,700	18,200
Securities sold under repurchase agreements, financial instruments	15,600	18,200
Securities sold under repurchase agreements, cash collateral received/pledged	100	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	15,400	16,600
Securities lending transactions, financial instruments	15,300	16,300
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	100	300
Obligation to return securities received as collateral, at fair value, net	14,700	49,900
Obligation to return securities received as collateral, financial instruments	13,000	43,400
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	1,700	6,500
Total financial liabilities subject to enforceable master netting agreements, net	52,100	95,400
Total financial liabilities subject to enforceable master netting agreements, financial instruments	45,200	80,100
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	100	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	6,800	15,300
Bank | Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	10,600	17,500
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	0
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(16,600)	(7,900)
Total, gross	52,000	44,900
Total, net	35,400	37,000
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	15,000	50,800
Total, net	15,000	50,800
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,600	5,500
Offsetting	(5,300)	(5,400)
Total net derivatives subject to enforceable master netting agreements	300	100
Amounts not offset in the consolidated balance sheets
Derivatives, net	300	100
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	80,100	114,200
Offsetting	(74,600)	(104,400)
Total net derivatives subject to enforceable master netting agreements	5,500	9,800
Amounts not offset in the consolidated balance sheets
Derivatives, net	5,500	9,800
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,500	21,100
Offsetting	(21,000)	(20,300)
Total net derivatives subject to enforceable master netting agreements	500	800
Amounts not offset in the consolidated balance sheets
Derivatives, net	500	800
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	44,300	70,900
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,000	4,600
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	40,300	65,700
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	600
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	22,200	27,900
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	22,000	27,700
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	34,400	35,500
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,000	15,100
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,400	20,400
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,700	5,600
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,400	700
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,300	4,900
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600	900
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	500	800
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 100	SFr 100